Consolidated statement of cash flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Operating loss	[1],[2]	$ (619,815)	$ (409,763)	$ (173,316)
Adjustments to reconcile operating loss to net cash provided by operating activities:
Depreciation		39,366	28,536	7,338
Amortization		177,857	85,055	16,199
Non-cash employee benefits expense		168,347	138,195	53,819
Net loss/(gain) on sale of non-current assets			(144)	1,028
Net exchange differences			(842)	7,621
Impairment losses on tangible assets		2,991
Impairment losses on intangible assets		36,269
Impairment of investments		235	5,000
Changes in working capital
Increase in receivables		(15,833)	(51,273)	(72,151)
Increase in inventories		(16,471)	(29,723)	(10,345)
Increase in payables		280,454	113,716	56,896
Changes in other assets and liabilities
(Increase)/decrease in non-current receivables		(1,453)	3,723	(1,265)
Increase in other liabilities		59,640	11,575
(Decrease)/increase in provisions		85,001	(4,252)	(701)
Decrease in derivative financial instruments		(15,052)	(117)	(506)
Income taxes paid		(65,221)	(16,328)	(822)
Net cash (outflow)/inflow from operating activities		116,315	(126,642)	(116,205)
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired		(12,016)	(461,691)
Payments for property, plant and equipment		(26,839)	(39,512)	(21,137)
Proceeds on disposal of property, plant and equipment			272
Payments for intangible assets		(94,105)	(72,985)	(50,978)
Interest received		3,131	11,259	8,865
Dividends received from associate		60
Payments for investments		(2,872)	(20,846)	(288)
Net cash outflow from investing activities		(132,641)	(583,503)	(63,538)
Cash flows from financing activities
Proceeds from issue of shares, net of issue costs		50,000		856,979
Proceeds from exercise of employee share based awards		62,899	8,654	2,547
Repayment of the principal elements of lease payments		(19,051)	(19,127)
Proceeds from borrowings, net of issue costs		1,241,861
Dividends paid to holders of non-controlling interests		(20,515)
Interest and fees paid on loans		(54,154)	(4,776)
Net cash inflow/(outflow) from financing activities		1,261,040	(15,249)	859,526
Net increase/(decrease) in cash and cash equivalents		1,244,714	(725,394)	679,783
Cash and cash equivalents at the beginning of the year		322,429	1,044,786	384,002
Effects of exchange rate changes on cash and cash equivalents		6,278	3,037	(18,999)
Cash and cash equivalents at end of year		$ 1,573,421	$ 322,429	$ 1,044,786

[1]	In the year ended December 31, 2020, we changed the presentation of our operating loss to reflect losses on items held at fair value and remeasurements, and share of results of associates, as non-operating items in the consolidated statements of operations. See Note 2 for further details.
[2]	See Note 2 for further details.